Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Certain prior period amounts within the accompanying consolidated balance sheets reflect an immaterial error correction and have been reclassified. The consolidated balance sheet as of December 31, 2020 differs from the previously filed Form F-1 as it reflects an adjustment to reclassify amounts from current lease liabilities to noncurrent lease liabilities.

Principles of consolidation

The accompanying consolidated financial statements include the financial information of the Group and its subsidiaries, the VIEs and the VIEs’ subsidiaries. All intercompany balances and transactions were eliminated upon consolidation.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Liquidity condition and going concern

For the year ended December 31, 2021, the Company reported net losses from operations of RMB1,416,109 and net cash used in operating activities amounting to RMB3,098,745. As of December 31, 2021, the Company’s net current liability was RMB879,743. The Company’s operating results for future periods are subject to numerous uncertainties and it is uncertain if the Company will be able to reduce or eliminate its net losses in the foreseeable future. If management is not able to increase revenue and/or manage operating expenses in line with revenue forecasts, the Company may not be able to achieve profitability.

The Company’s deferred revenue, which amounted to RMB1,332,047 as of December 31, 2021, does not represent potential cash outflows in the future but is expected to be recognized in revenues in the next 12 months.

These adverse conditions and events raised substantial doubt about the Company’s ability to continue as a going concern. For the next 12 months from the issuance date of this report, the Company plans to continue implementing various measures to boost revenue and controlling the cost and expenses within an acceptable level. The Company is in the process of transitioning to a business strategy that will be focused more on the offering of science, technology, engineering, arts, mathematics courses on the development of SaaS solutions and smart devices for students and educational institutions. The Company’s principal sources of liquidity have been cash. As of the date of issuance of the consolidated financial statements, the Company’s cash and cash equivalents amounted to RMB1,754,172.

Given the considerable gross margin ratio of the Company’s operations, the balance of deferred revenue and the principal sources of liquidity mentioned above, the Company assesses current working capital is sufficient to meet its obligations for the next 12 months from the issuance date of this report. As a result, management concluded that the substantial doubt on the Company’s ability to continue as a going concern will be alleviated through the effective implementation of the business plan. Accordingly, management continues to prepare the Company’s consolidated financial statements on going concern basis.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the Company’s consolidated financial statements and accompanying notes. The Group bases its estimates on past experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.

Significant accounting estimates reflected in the Group’s financial statements include, but are not limited to, consolidation of VIEs, revenue recognition, refund liabilities, assumptions used to determine fair value of investments, valuation allowance for deferred tax assets, uncertain tax position, useful lives of property and equipment, valuation of share-based compensation, valuation of ordinary shares and preferred shares, and incremental borrowing rate for lease.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

The VIE arrangements

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of value-added telecommunication services and other restricted businesses, the Company operates substantially all of its business through its VIEs. The Company through its wholly owned subsidiaries located in the PRC entered into a series of contractual agreements with the VIEs and their shareholders in April 2018. The Group established Zhangshi in February 2019 for the purpose of obtaining private school operating permit with an employee as nominal shareholder and remained the control through VIE arrangements ever since. As part of the Group’s efforts to streamline the corporate structure, the agreements were amended to remove certain nominal shareholders in September 2020 with no changes to other contractual terms.

Through below contractual agreements, the Company has (1) the power to direct the activities that most significantly affect the economic performance of the VIEs, and (2) the right to receive the economic benefit of the VIEs that could potentially be significant to the VIEs. As a result, the shareholders of the VIEs lack the power to direct the activities of the VIEs that most significantly impact the entity’s economic performance, the obligation to absorb the expected losses, and the right to receive the expected residual returns of the entity. Accordingly, the Company is considered as the primary beneficiary of the VIEs, and the Company has consolidated the financial results of the VIEs and their subsidiaries in its consolidated financial statements.

Details of the contractual agreements are set forth below.

•	Agreements that transfer economic benefits to the Group:

Exclusive Management Services and Business Cooperation Agreement

Pursuant to the exclusive management services and business cooperation agreement among WFOE, the VIEs and the shareholders of the VIEs, WFOE has the exclusive right to provide or designate any third-party to provide, among other things, management consultancy services, permission of intellectual property rights, technological support and business support to the VIEs and their subsidiaries. In exchange, the VIEs and their subsidiaries pay service fees to WFOE in an amount determined by WFOE in its sole discretion. Without the prior written consent of WFOE, the VIEs and their subsidiaries cannot accept services provided by or establish similar cooperation relationship with any third-party. WFOE owns the exclusive intellectual property rights created as a result of the performance of this agreement unless otherwise provided by PRC laws or regulations. The agreement will remain effective unless unilaterally terminated by WFOE with a 30-day prior written notice. Unless otherwise required by applicable PRC laws, the VIEs and their shareholders do not have any right to terminate the agreement.

•	Agreements that provide the Company effective control over WFOE:

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The VIE arrangements - continued

Exclusive Call Option Agreement

Under the exclusive call option agreement among WFOE, the VIEs and their shareholders, each of the shareholders of the VIEs irrevocably granted WFOE a right to purchase, or designate a third-party to purchase, all or any part of their equity interests in the VIEs at a purchase price equal to the lowest price permissible by the then-applicable PRC laws and regulations at WFOE’s sole and absolute discretion to the extent permitted by PRC law. The shareholders of the VIEs shall promptly give all considerations they received from the exercise of the options to WFOE or its designee(s). The VIEs and their shareholders covenant that, without WFOE’s prior written consent, they will not, among other things, (i) create any pledge or encumbrance on their equity interests in the VIEs; (ii) transfer or otherwise dispose of their equity interests in the VIEs; (iii) change the VIEs’ registered capital; (iv) amend the VIEs’ articles of association; (v) sell, transfer, license or otherwise dispose of any of the VIEs’ assets or allow any encumbrance of any assets; (vi) cause the VIEs to enter into any major contracts; (vii) declare or distribute dividends; (viii) terminate, liquidate or dissolve the VIEs; or (ix) allow the VIEs to incur, inherit, guarantee or permit any debts, except for those payables incurred in the ordinary or usual course of business but not incurred by way of borrowing. The agreement will remain effective until terminated by WFOE at its discretion or the entire equity interests in the VIEs have been transferred to WFOE or its designee(s).

Powers of Attorney

Pursuant to the powers of attorney executed by the VIEs’ shareholders, each of them irrevocably authorized WFOE or its designee(s) to act on their respective behalf as exclusive agent and attorney, to the extent permitted by law, with respect to all rights of shareholders concerning all the equity interest held by each of them in the VIEs, including but not limited to proposing to convene or attend shareholder meetings, signing the resolutions and minutes of such meetings, exercising all the rights as shareholders (including but not limited to voting rights, nomination rights, appointment rights, the right to receive dividends and the right to sell, transfer, pledge or dispose of all the equity held in part or in whole).

Equity Pledge Agreement

Under the equity interest pledge agreement among WFOE, the VIEs and their shareholders, the VIEs’ shareholders pledged all of their equity interests of the VIEs to WFOE as security for performance of the obligations of the VIEs and their shareholders under the exclusive call option agreement, the exclusive management services and business cooperation agreement and the powers of attorney. If any of the specified events of default occurs, WFOE may exercise the right to enforce the pledge immediately. WFOE may transfer all or any of its rights and obligations under the equity interest pledge agreement to its designee(s) at any time. The agreement will remain in effect until the fulfillment of all the obligations under the exclusive call option agreement, the exclusive management services and business cooperation agreement and the powers of attorney. The registration of the equity pledge agreements are completed.

Spousal Consent Letters

Pursuant to the spousal consent letters executed by the spouses of certain shareholders of the VIEs, the signing spouses unconditionally and irrevocably agreed that the equity interest in the VIEs held by and registered in the name of their spouses be disposed of in accordance with the exclusive call option agreement, the equity interest pledge agreement and the powers of attorney described above, and that their spouses may perform, amend or terminate such agreements without their additional consent. Additionally, the signing spouses agreed not to assert any rights over the equity interest in the VIEs held by their spouses. In addition, in the event that the signing spouses obtains any equity interest in the VIEs held by their spouses for any reason, they agree to be bound by and sign any legal documents substantially similar to the contractual arrangements described above, as may be amended from time to time.

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The VIE arrangements - continued

•	Risks in relation to VIE structure

The Company believes that the contractual arrangements with VIEs and their shareholders are in compliance with existing PRC laws and regulations and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

•

VIEs and their shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual agreements. If the Group cannot resolve any conflicts of interest or disputes between the Group and the shareholders of VIEs, the Group would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

•

VIEs and their shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIEs or the Group, mandate a change in ownership structure or operations for the VIEs or the Group, restrict the VIEs or the Group’s use of financing sources or otherwise restrict the VIEs or the Group’s ability to conduct business.

•

The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIEs have failed to comply with the legal obligations required to effectuate such contractual arrangements.

•	If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government may restrict or prohibit the Group’s business and operations in China.

The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Group may not be able to consolidate VIEs and VIEs’ subsidiaries in the consolidated financial statements as the Group may lose the ability to exert effective control over VIEs and VIEs’ shareholders, and the Group may lose the ability to receive economic benefits from VIEs.

The Group’s business has been directly operated by the VIEs and VIEs’ subsidiaries. As of December 31, 2020 and 2021, the VIEs and VIEs’ subsidiaries accounted for an aggregate of 34.86% and 26.82%, respectively, of the Group’s consolidated total assets, and 92.88% and 94.74% respectively of the Group’s consolidated total liabilities. Total assets not associated with the VIEs mainly consist of cash and cash equivalents, restricted cash and investments.

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The VIE arrangements - continued

The following financial information of the Company’s VIEs and VIEs’ subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2020 and 2021 and for the years ended December 31, 2019, 2020 and 2021 was included in the accompanying consolidated financial statements:

	As of December 31,
	2020	2021
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	680,798	404,477
Restricted cash	200	17,380
Short-term investments	820,000	50,000
Prepaid expenses and other current assets	169,349	166,061
Total current assets	1,670,347	637,918
Property and equipment, net	27,653	12,709
Operating lease right-of-use assets	155,712	25,466
Other non-current assets	39,313	1,553
TOTAL ASSETS	1,893,025	677,646
Accrued payroll and other human resource expenses	841,178	831,251
Deferred revenue, current	2,498,891	1,332,047
Refund liabilities	356,721	950,497
Operating lease liabilities, current	86,142	13,608
Other current liabilities	290,658	57,515
Total current liabilities	4,073,590	3,184,918
Deferred revenue, non-current	1,091,117	-
Operating lease liabilities, non-current	72,060	11,762
Other non-current liabilities	11,334	-
TOTAL LIABILITIES	5,248,101	3,196,680

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues	2,668,735	4,018,347	4,404,332
Net loss	(1,165,968)	(415,166)	(747,680)
Net cash generated from/(used in) operating activities	575,004	425,755	(2,586,042)
Net cash (used in)/ generated from investing activities	(546,927)	(230,263)	743,182
Net cash (used in)/ generated from financing activities	(1,087)	(2,025)	1,583,719

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and which can only be used to settle the VIEs’ obligations other than the right-of-use assets. No creditors (or beneficial interest holders) of the VIEs have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Foreign currency translation and transactions

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the subsidiaries incorporated outside the mainland China is United States dollar (“US dollar” or “US$”). The functional currency of all the other subsidiaries, the VIEs and VIEs’ subsidiaries is RMB.

Assets and liabilities are translated to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues and expenses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of accumulated other comprehensive loss in the consolidated statements of changes in shareholders’ deficit and the consolidated statements of comprehensive loss.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Transaction gains and losses are recorded in other income, net in the consolidated statements of operations.

Convenience translation

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders’ deficit and cash flows from RMB into US dollars as of and for the year ended December 31, 2021 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.3726 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2021, or at any other rate.

Cash and cash equivalents

Cash and cash equivalents consist of cash in bank and floating rate financial instruments which have original maturities of three months or less and are unrestricted as to withdrawal or use. The carrying value of cash equivalents approximates market value.

Restricted cash

Restricted cash primarily represents deposits held in designated bank accounts for the guarantee of forward contracts and deposits restricted as to withdrawal or use under government regulations.

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Investments

Investments consist of financial products of following types:

Wealth management products

The wealth management products are mainly deposits with variable interest rates placed with financial institutions and are restricted as to withdrawal and use before maturity. The Group classifies the wealth management products as held-to-maturity securities. The wealth management products which have short original maturities of greater than three months but less than 1 year are classified as short-term. The products with maturities more than one year have been classified under long-term investments.

The Group reviews its held-to-maturity investments for other-than-temporary impairment (“OTTI”) when the fair value of an investment is less than its amortized cost. The Group recognizes an OTTI if it has the intent to sell the debt security or if it is more-likely-than-not that it will be required to sell the debt security before recovery of its amortized cost basis. If the Group has an intent to sell the debt security prior to recovery of the amortized cost basis, the entire OTTI is recognized is earnings. If the Group does not have an intent to sell but it is not more likely than not that it will be required to sell the impaired debt security prior to recovery of the amortized cost basis, the Group recognizes the OTTI amount representing the credit loss in earnings and the amount related to all other factors in OCI, net of applicable taxes.

Dual Currency Notes (DCN) and Precious Metal Linked Notes (PMLN)

DCN and PMLN are the structured product with unsecured principal purchased from financial institutions which have original maturities of less than one year. The Group elects to adopt the fair value option in accordance with ASC 825 Financial Instruments to record the investments at fair value in short-term investments under fair value in the consolidated balance sheets. The financial instruments are valued using option pricing method and cash flow discount method which involve significant inputs including interest rate yield curves, foreign exchange rates and index prices. The significant inputs are observable in active markets over the terms of the instruments the Company holds. Accordingly, the fair value measurements are classified as Level 2 in the hierarchy. Changes in the fair value of the investments are recorded as fair value change of investments and derivatives in the consolidated statements of operations.

Derivatives instruments

The Company’s primary objective for holding derivative financial instruments is to manage foreign currency risks. Depending on the terms of the specific derivative instruments and market conditions, some of the Company’s derivative instruments may be assets and liabilities at any particular point in time and recorded within prepaid expense and other current assets and other current liabilities, respectively on the consolidated balance sheets.

The Company entered into certain foreign currency derivative contracts to protect against volatility of future cash flows caused by the changes in foreign exchange rates. The foreign currency derivative contracts do not qualify for hedge accounting and, as a result, the changes in fair value of the foreign currency derivative contracts are recognized in fair value change of investments and derivatives in the consolidated statements of operations.

The Company’s foreign currency derivative instruments relate to foreign exchange options and forward contracts involving major currencies such as RMB and US dollar. The derivative instruments are valued using valuation models since they are not traded on an exchange. Interest rate yield curves and foreign exchange rates are the significant inputs into these valuation models. These inputs are observable in active markets over the terms of the instruments the Company holds, and accordingly, the fair value measurements are classified as Level 2 in the hierarchy. The Company considers the effect of its own credit standing and that of its counterparties in valuations of its derivative financial instruments.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value measurement

The Company measures at fair value its financial assets and liabilities by using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Fair value - continued

As of December 31, 2020 and 2021, short-term investments and derivative instruments are measured and recorded at fair value initially and on a recurring basis in periods subsequent to their initial recognition and are as follows:

	Fair Value Measurement As of December 31,	Quote Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
		RMB	RMB	RMB	RMB
Short-term investments
DCN and PMLN	2020	-	2,797,900	-	2,797,900
DCN and PMLN	2021	-	-	-	-
Derivative assets recorded within prepaid expense and other current assets
Foreign exchange option contracts	2020	-	42,911	-	42,911
Foreign exchange option contracts	2021	-	-	-	-
Foreign exchange forward contracts	2020	-	398	-	398
Foreign exchange forward contracts	2021	-	-	-	-
Derivative liabilities recorded within other current liabilities
Foreign exchange option contracts	2020	-	20,576	-	20,576
Foreign exchange option contracts	2021	-	-	-	-
Foreign exchange forward contracts	2020	-	340	-	340
Foreign exchange forward contracts	2021	-	-	-	-

The Group’s financial instruments not reported at fair value mainly include cash and cash equivalents, restricted cash, wealth management products and receivables from third party payment platforms. The carrying values of the short-term financial instruments approximates their fair value due to their short-term nature. The Group determines the fair value of wealth management products using discounted cash flow models utilizing significant market observable inputs including interest rates and references index prices (a Level 2 measurement).

Property and equipment, net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 years
Leasehold improvement	Shorter of the lease term or estimated economic life
Vehicles	3 to 5 years

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Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows are less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group did not record impairment loss on its long-lived assets during the years ended December 31, 2019, 2020 and 2021.

Leases

The Group accounts for leases in accordance with Topic 842 Lease. The Group leases offices in different cities in the PRC under operating leases and determines whether an arrangement constitutes a lease at inception and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on its incremental borrowing rate, as the rates implicit in its leases are not determinable. The Group’s incremental borrowing rate is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. As the leases do not provide an implicit borrowing rate, the Group uses an incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at the commencement date. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing rent expense when the lessor makes the underlying asset available to the Group. The Group’s leases have remaining lease terms of up to three years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

For short-term leases under 12 months, the Group records operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition

The Group applies ASC 606, Revenue from Contracts with Customers, for all periods. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under ASC 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation. The Group’s revenue is reported net of discount, value added tax and related surcharges.

The Group generates revenues primarily from online after-school tutoring services delivered in one-on-one live interactive format through its flagship Zhangmen One-on-One program. The Group began to offer small scale online tutoring courses since 2020 under Zhangmen Small Class. The online tutoring services for Zhangmen One-on-One and Zhangmen Small Class consist of several components, including teacher assignment, learning plan scheduling and live interactive tutoring service during the period. Different service components are highly interdependent and interrelated in the context of the contract with the live interactive tutoring services because the service components are all designed specifically for each class and would not be able to fulfill the service promise if transferred independently to the customers. Therefore, the Group has determined that the live interactive tutoring services represent one performance obligation. The service period for the live interactive tutoring services will vary based on different type of course package.

The Group also generates revenue from online tutoring courses delivered under Zhangmen Kids program, which is reported as other revenue. Other revenue also includes tutoring services provided in large class and AI courses, which are not material for the years ended December 31, 2019, 2020 and 2021, respectively.

Tutoring fees are collected in advance. The Group determines that there is not a significant financing component based on the nature of the service being offered and the purpose of the payment terms. Students are offered a full, unconditional refund after deducting certain management fees if the new students withdraw before the start of the third or fourth class or the existing students withdraw before any consumption. The Group also offers refunds for any remaining undelivered classes to students who withdraw from the courses. The refund is equal to the amount related to the undelivered classes.

The Group determines the transaction price to be earned by estimating the refund liability based on historical refund ratio on a portfolio basis using the expected value method.

Revenue related to the live interactive tutoring service is recognized proportionately as the online classes are delivered, as the Group concluded that the delivery of each online class represents a faithful depiction of when the services are provided to the students.

The Group operates a customer incentive program and grants points to customers mainly upon successful referral of a new student. The points can be redeemed for cash once certain conditions are met or exchange for free courses and gifts. The Company canceled the customer incentive program at the end of year of 2021. The Group recognized the cost associated with the program as selling and marketing expenses, which were not material for the years ended December 31, 2019, 2020 and 2021, respectively.

The Group refers students to obtain student loans from third party financial institutions whereas the Group may provide guarantee on the repayment of loans, and in certain cases a tuition discount equivalent to the loan interests or service charges incurred on behalf of the students. The discount was recorded as a deduction of revenue. The Group’s guarantee liability associated with the student loans was immaterial for the periods presented.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition - continued

Contract and refund liabilities

The Group presents contract liabilities as “deferred revenue” in the consolidated balance sheet and the related disclosures, which primarily consists of tuition fees received from customers for which the Group’s revenue recognition criteria have not been met. The deferred revenue will be recognized as revenue once related service are delivered. For the years ended December 31, 2019, 2020 and 2021, revenue recognized that was included in the deferred revenue balance at January 1, 2019, 2020 and 2021 amounted to RMB1,046,881, RMB1,803,488 and RMB2,353,690, respectively.

The Group’s remaining performance obligations represents the amount of the transaction price for which service has not been performed. As of December 31, 2021, the aggregate amount of the transaction price allocated for the remaining performance obligations amounted to RMB1,332,047, all of which is expected to be recognized as revenue in 2022.

Refund liability represents the tutoring fee collected by the Group which it expects to refund back to its customer as a result of its refund policy.

The Group expenses incremental costs of obtaining a contract when incurred as the amount of such cost is immaterial for the years ended December 31, 2019, 2020 and 2021.

Disaggregation of revenue

For the years ended December 31, 2019, 2020 and 2021, all of the Group’s revenues were generated in the PRC. Additionally, all the revenues for the period was recognized from contracts with customers. The following table provides information about disaggregated revenue by course programs.

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Zhangmen One-on-One	2,507,556	3,739,564	3,831,729
Zhangmen Small Class	-	62,714	272,265
Others	161,179	216,151	300,233
Total net revenues	2,668,735	4,018,429	4,404,227

Cost of Revenue

Cost of revenues mainly consists of salaries and benefits to teachers, teaching materials, course content development costs, bandwidth costs, depreciation and amortization of properties and equipment. The teachers consist of both full-time teachers and part-time teachers. The compensations for the teachers primarily consist of base salary, as well as teaching fees based on hourly rates in connection with courses delivered.

Research and development expenses

Research and development expenses primarily consist of (i) salaries and benefits for product and technology development personnel, and (ii) general expenses and depreciation expenses associated with the research and development activities. The Group’s research and development activities primarily consist of the development of new products and development and enhancement of the Group’s applications and platforms. The Group has expensed all research and development expenses when incurred.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Sales and marketing expenses

Sales and marketing expenses primarily consist of (i) salaries, benefits and commission for sales and marketing personnel and student service staff, (ii) channel and branding expenses, including expenses relating to marketing and branding activities and online traffic acquisitions, (iii) trial lessons offered for prospective students, and (iv) office rental, general expenses and depreciation and amortization expenses associated with the sales and marketing activities. The advertising expenditures are expensed when incurred and are included in sales and marketing expenses, which amounted to RMB113,158, RMB75,312 and RMB74,455, for the years ended December 31, 2019, 2020 and 2021, respectively.

Value added taxes (“VAT”)

The Group’s services are subject to VAT at the rate of 6% for general-VAT-payer entities in accordance with relevant PRC tax rules.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.

Share-based compensation

The Company grants share options to its management, employees and certain consultants. The Group measures the cost of the share options based on the grant date fair value of the awards and recognizes compensation cost over the vesting period, which is generally the requisite service period as required by the option agreement. When no future services are required to be performed by the employee in exchange for an award of equity instruments, the cost of the award is expensed on the grant date. The Group elects to recognize forfeitures when they occur.

Comprehensive loss

Comprehensive loss includes net loss and foreign currency translation adjustments. Comprehensive loss is reported in the consolidated statements of comprehensive loss.

Government subsidies

The Group reports government subsidies as other income when received from local government authority with no limitation on the use of the subsidies. From time to time, the Group receives government subsidies related to government sponsored projects and records such government subsidies as a liability when received and recognizes as other income when the performance obligation is met or fulfilled. For the year ended December 31, 2020, the Company recorded the government subsidies of RMB144,461, derived from the temporary output VAT exemption due to COVID-19. For the year ended December 31, 2021, the Company recorded government subsidies of RMB41,810 derived from temporary output VAT exemption due to COVID-19, RMB30,960 from preferential input VAT deduction, and other government subsidies of RMB23,037.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Net loss per share

In accordance with ASC 260, Earnings Per Share, basic net loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method. Under the two-class method, net loss is allocated between ordinary shares and other participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s convertible redeemable preferred shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis. For the periods presented herein, the computation of basic net loss per share using the two-class method is not applicable as the Group is in a net loss position and the participating securities do not have contractual rights and obligations to share in the losses of the Group.

Diluted net loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the accretion and allocation of net income related to the preferred shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents are excluded from the computation in income periods should their effects be anti-dilutive. The Group had convertible redeemable preferred shares and share options, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted net loss per share, the effect of the convertible redeemable preferred shares is computed using the two-class method or the as-if converted method, whichever is more dilutive; the effect of the share options is computed using the treasury stock method.

Significant risks and uncertainties

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash in bank, restricted cash and cash deposited on the third party payment platforms denominated in RMB amounted to RMB499,304 and RMB464,448 as of December 31, 2020 and 2021, respectively.

Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments, receivables from third party payment platforms and long-term investments. As of December 31, 2020 and 2021, substantially all of the Group’s cash and cash equivalents, restricted cash, short-term investments and long-term investments were deposited in financial institutions with high credit rating.

There are no revenues or receivables from customers which individually represent greater than 10% of the total net revenues for the years ended December 31, 2019, 2020 and 2021.

Uncertainties raised from COVID-19

Management is currently evaluating the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and results of its operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Recent accounting pronouncements not yet adopted

In June 2016, the FASB issued ASU No.2016-13 (“ASU 2016-13”), Financial Instruments-Credit Losses, which was subsequently amended by ASU 2019-04, ASU 2019-05, ASU 2018-19, ASU 2019-10, to provide a new standard on the measurement of expected credit losses for financial assets. The effective date for ASU 2016-13 has been deferred by ASU 2019-10 to be fiscal years beginning after December 15, 2022 and interim periods therein for non-issuers. All entities may adopt the amendments through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). The Group plans to adopt the ASU prospectively on January 1, 2023. The Group does not expect any material impact on its consolidated financial statements as a result of adopting the new standard.

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes, as part of its initiative to reduce complexity in accounting standards. The amendments in the ASU are effective for non-issuers for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption of the standard is permitted, including adoption in interim or annual periods for which financial statements have not yet been issued. The Group plans to adopt the ASU prospectively on January 1, 2022. The ASU is currently not expected to have a material impact on the consolidated financial statements.